NAME OF REGISTRANT:
TEMPLETON GLOBAL INVESTMENT TRUST
File No. 811-08226


EXHIBIT ITEM: Copies of any material amendments to the registrant's charter or by-laws

FOURTH AMENDED AND RESTATED
BY-LAWS
OF
TEMPLETON GLOBAL INVESTMENT TRUST
A DELAWARE STATUTORY TRUST
(Effective as of May 18, 2018)
These Amended and Restated By-Laws may contain any
provision not inconsistent with applicable law or the Declaration of Trust, relating to the governance of the
 Trust. Unless otherwise specified in these By-Laws, capitalized terms used in these By-Laws shall have the meanings assigned to them in the Declaration of Trust.
 Every Shareholder by virtue of having become a
Shareholder shall be bound by these By-Laws.
ARTICLE I
DEFINITIONS
Section 1.	Whenever used herein the following terms
shall have the following meanings:
(a)	"1940 ACT" shall mean the Investment Company Act
of 1940 and the rules and regulations thereunder, all as
 adopted or amended from time to time;
(b)	"BOARD OF TRUSTEES" OR "BOARD" shall mean the
governing body of the Trust, that is comprised of the
number of Trustees of the Trust fixed from time to time
pursuant to Article IV of the Declaration of Trust, having
 the powers and duties set forth therein;
(c)	"BY-LAWS" shall mean these Amended and Restated
By-Laws of the Trust, as amended, restated or supplemented
 from time to time in accordance with Article VIII hereof.
  These By-Laws may contain any provision not inconsistent
with applicable law or the Declaration of Trust, relating
to the governance of the Trust;
(d)	"CERTIFICATE OF TRUST" shall mean the certificate
of trust of the Trust filed with the office of the Secretary of State of the State of Delaware as required under the
DSTA to form the Trust, as such certificate shall be amended, restated or supplemented from time to time and filed with
such office;
(e)	"CLASS" shall mean each class of Shares of the Trust
 or of a Series of the Trust established and designated under and in accordance with the provisions of Article III of the Declaration of Trust;
(f)	"CODE" shall mean the Internal Revenue Code of 1986
and the rules and regulations thereunder, all as adopted or
 amended from time to time;
(g)	"COMMISSION" shall have the meaning given that term
 in the 1940 Act;
(h)	"DSTA" shall mean the Delaware Statutory Trust Act
 (12 Del. C.  3801, et seq.), as amended from time to time;
(i)	"DECLARATION OF TRUST" shall mean the Amended and
Restated Agreement and Declaration of Trust, as amended, restated or supplemented from time to time;
(j)	"INVESTMENT ADVISER" or "ADVISER" shall mean a Person,
 as defined below, furnishing services to the Trust pursuant to any investment advisory or investment management contract described in Article IV, Section 7(a) of the Declaration of
Trust;
(k)	"PERSON" shall mean a natural person, partnership,
 limited partnership, limited liability company, trust,
estate, association, corporation, organization, custodian,
 nominee or any other individual or entity in its own or any representative capacity, in each case, whether domestic or foreign, and a statutory trust or a foreign statutory or
business trust;
(l)	"SERIES" shall mean each Series of Shares established
 and designated under and in accordance with the provisions
 of Article III of the Declaration of Trust;
(m)	"SHARES" shall mean the transferable shares of
 beneficial interest into which the beneficial interest
 in the Trust shall be divided from time to time, and
shall include fractional and whole Shares;
(n)	"SHAREHOLDER" shall mean a record owner of
Shares pursuant to these By-Laws;
(o)	"TRUST" shall mean Templeton Global Investment
 Trust, the Delaware statutory trust formed under the
Original Declaration of Trust, as amended, and by filing
 of the Certificate of Trust with the office of the
Secretary of State of the State of Delaware, and governed
 by the Declaration of Trust;
(p)	"TRUSTEE" or "TRUSTEES" shall mean each Person who
 signs the Declaration of Trust as a trustee and all other Persons who may, from time to time, be duly elected or appointed, qualified and serving on the Board of Trustees
 in accordance with the provisions hereof and the Declaration of Trust, so long as such signatory or other Person
continues in office in accordance with the terms hereof and
 the Declaration of Trust.  Reference herein to a Trustee or the Trustees shall refer to such Person or Persons in such Person's or Persons' capacity as a trustee or trustees hereunder and under the Declaration of Trust.
ARTICLE II
MEETINGS OF SHAREHOLDERS
Section 1.	PLACE OF MEETINGS.  Meetings of Shareholders
 shall be held at any place within or outside the State of Delaware designated by the Board. In the absence of any such designation by the Board, Shareholders' meetings shall be held at the offices of the Trust.
Section 2.	MEETINGS.  Any meeting of Shareholders may be
called at any time by the Board, by the chairperson of the Board or by the president of the Trust for the purpose of taking action upon any matter deemed by the Board to be necessary or desirable. To the extent permitted by the 1940 Act, a meeting of the Shareholders for the purpose of electing Trustees may also be called by the chairperson of the Board. There shall be no annual meetings of the Shareholders for the election of
 Trustees or the transaction of any other business except as required by the 1940 Act or other applicable federal law.
In the event any annual meeting of the Shareholders is to be held, it shall be held at the principal executive office
of the Trust or as otherwise determined by the Board of
 Trustees. Special meetings of the Shareholders shall be
 held as provided herein or in the Declaration of Trust or
 as otherwise required by the 1940 Act or other applicable federal law. Except as required by federal law, including the 1940 Act, the Shareholders shall not be entitled to call, or to have the Secretary call, meetings of the Shareholders.
 To the extent required by federal law, including the
1940 Act, special meetings of the Shareholders shall
be called by the Secretary upon the request of the
Shareholders owning Shares representing at least
the percentage of the total combined votes of all
 Shares of the Trust issued and outstanding
required by federal law, including the 1940 Act,
 provided that (a) such request shall state the
 purposes of such meeting and the matters proposed
 to be acted on, and (b) the Shareholders requesting
 such meeting shall have paid to the Trust the
reasonably estimated cost of preparing and mailing
 the notice thereof, which an authorized officer
of the Trust shall determine and specify to such
Shareholders. No meeting shall be called upon the
 request of Shareholders to consider any matter
which is substantially the same as a matter voted
 upon at any meeting of the Shareholders held
during the preceding twelve (12) months, unless
 requested by the holders of a majority of all
Shares entitled to be voted at such meeting.
Section 3.	NOTICE OF SHAREHOLDERS' MEETING.
  Notice of any meeting of Shareholders shall be
 given to each Shareholder entitled to vote at
such meeting in accordance with Section 4 of this
 Article II not less than ten (10) nor more than
 one hundred and twenty (120) days before the
date of the meeting.  The notice shall specify
 (i) the place, date and hour of the meeting,
 and (ii) the general nature of the business
 to be transacted and to the extent required
by the 1940 Act, the purpose or purposes
thereof.
Section 4.	MANNER OF GIVING NOTICE.
Notice of any meeting of Shareholders shall
be given either personally or by United States
 mail, courier, cablegram, telegram, facsimile
or electronic mail, or other form of
communication permitted by then current law,
charges prepaid, addressed to the Shareholder
or to the group of Shareholders at the same
address as may be permitted pursuant to
applicable laws, or as Shareholders may
otherwise consent, at the address of that
Shareholder appearing on the books of the
 Trust or its transfer or other duly
authorized agent or provided in writing
by the Shareholder to the Trust for the
 purpose of notice.  Notice shall be
deemed to be given when delivered
personally, deposited in the United
States mail or with a courier, or
sent by cablegram, telegram, facsimile
 or electronic mail.  If no address of
 a Shareholder appears on the Trust's
 books or has been provided in writing
by a Shareholder, notice shall be deemed
 to have been duly given without a mailing,
 or substantial equivalent thereof, if such
 notice shall be available to the Shareholder
 on written demand of the Shareholder at the
 offices of the Trust.
If any notice addressed to a Shareholder at
 the address of that Shareholder appearing
on the books of the Trust or that has been
provided in writing by that Shareholder to
the Trust for the purpose of notice, is
returned to the Trust marked to indicate
that the notice to the Shareholder cannot
be delivered at that address, all future
notices or reports shall be deemed to have
 been duly given without further mailing,
 or substantial equivalent thereof, if such
 notices shall be available to the Shareholder
 on written demand of the Shareholder at the
offices of the Trust. In the absence of fraud,
 any irregularities in the notice of any
meeting or the nonreceipt of any such notice
 by any of the Shareholders shall not invalidate
 any action otherwise properly taken at any such
 meeting.
Section 5.	POSTPONED AND ADJOURNED MEETING;
 NOTICE. Prior to the date upon which any meeting of Shareholders is to be held, the Board of
Trustees may postpone such meeting one or more times for any reason by giving notice to each Shareholder entitled to vote at the meeting so postponed of the place, date and hour at which such meeting will be held. Such notice shall be given not fewer than two (2) days before the date of such meeting and otherwise in accordance with this Article II. Any Shareholders' meeting, whether or not a quorum is present, may be adjourned from time to time for any reason whatsoever by vote of the holders of Shares entitled to vote holding not less than a majority of the Shares present in person or by proxy at the meeting, or by the chairperson of the Board, the president of the Trust, in the absence of the chairperson of the Board, or any vice president or other authorized officer of the Trust, in the absence of the president.
  Any adjournment may be made with respect to any business which might have been transacted at such meeting and any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Shareholders' meeting prior to adjournment.
When any Shareholders' meeting is adjourned to
 another time or place, written notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken, unless after the adjournment, a new record date is fixed for the adjourned meeting, or unless the adjournment is for more than one hundred and eighty (180)
days from the record date set for the original meeting, in which case, the Board of Trustees shall set a new record date as provided in Article
 V of the Declaration of Trust and give written

notice to each Shareholder of record entitled to
 vote at the adjourned meeting in accordance with
the provisions of Sections 3 and 4 of this Article II.
  At any postponed or adjourned meeting, any business
 may be transacted that might have been transacted at
 the original meeting.
Section 6.	VOTING.
(a)	The Shareholders entitled to vote at any meeting
of Shareholders and the Shareholder vote required to take
action shall be determined in accordance with the provisions of the Declaration of Trust.  Unless determined by the
inspector of the meeting to be advisable, the vote on
any question need not be by written ballot.
(b)	Unless otherwise determined by the Board at the
time it approves an action to be submitted to the Shareholders for approval, Shareholder approval of an action shall remain in effect until such time as the approved action is implemented or the Shareholders vote to the contrary.  Notwithstanding the foregoing, an agreement of merger, consolidation, conversion or reorganization may be terminated or amended notwithstanding prior approval if so authorized by such agreement of merger, consolidation, conversion or reorganization pursuant to Section 3815 of the DSTA and/or pursuant to the Declaration of Trust, these By-Laws and Section
 3806 of the DSTA.
Section 7.	WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS.
  Attendance by a Shareholder, in person or by proxy, at a meeting shall constitute a waiver of notice of that meeting with respect to that Shareholder, except when the Shareholder attends the meeting for the express purpose of objecting, at the beginning of the meeting, to the transaction of any business because the meeting is not lawfully called or convened.  Whenever notice of a Shareholders' meeting is required to be given to a Shareholder under the Declaration of Trust or these By-Laws, a written waiver thereof, executed before or after the time notice is required to be given, by such Shareholder or his or her attorney thereunto authorized, shall be deemed equivalent to such notice.
The waiver of notice need not specify the purpose of, or the business to be transacted at, the meeting.
Section 8.	PROXIES.  Every Shareholder entitled to vote for
Trustees or on any other matter that may properly come before the meeting shall have the right to do so either in person or by one or more agents authorized by a written proxy executed by the Shareholder and filed with the secretary of the Trust before being voted;
provided, that an alternative to the execution of a written proxy may be permitted as described in the next paragraph of this Section
 8. A proxy shall be deemed executed if the Shareholder's name is placed on the proxy (whether by manual signature, typewriting, telegraphic or electronic transmission (as defined in Section
3806 of the DSTA) or otherwise) by the Shareholder or the
Shareholder's attorney-in-fact.  A valid proxy that does not state that it is irrevocable shall continue in full force and effect unless (i) revoked by the person executing it before the vote pursuant to that proxy is taken (a) by a writing
delivered to the Trust stating that the proxy is revoked,
(b) by a subsequent proxy executed by such person, (c)
 attendance at the meeting and voting in person by the person executing that proxy, or (d) revocation by such person using any electronic, telephonic, computerized or other alternative means authorized by the Trustees for authorizing the proxy to act; or
(ii) written notice of the death or incapacity of the maker of that proxy is received by the Trust before the vote pursuant to that proxy is counted; provided, however, that no proxy shall be valid after the expiration of eleven (11) months from the date of the proxy unless otherwise expressly provided in the proxy.
The revocability of a proxy that states on its face that it is irrevocable shall be governed by the provisions of the General Corporation Law of the State of Delaware. Unless revoked, any proxy given in connection with a postponed or adjourned
 meeting for which a new record date is fixed shall continue to be valid so long as the Shareholder giving such proxy is a Shareholder of record on such new such record date.
With respect to any Shareholders' meeting, the Board, or,
 in case the Board does not act, the president, any vice
president or the secretary, may permit proxies by electronic transmission (as defined in Section 3806 of the DSTA), telephonic, computerized, telecommunications or other reasonable alternative to the execution of a written instrument authorizing the holder of the proxy to act. A proxy with respect to Shares held in the name of two or more Persons shall be valid if executed, or a permitted alternative to execution is used, by any one of them unless, at or prior to the exercise of the proxy, the secretary of the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest with the challenger.
  Unless otherwise specifically limited by their terms, proxies shall entitle the Shareholder to vote at any adjournment or postponement of a Shareholder meeting.
Subject to the provisions of the DSTA, the Declaration of Trust or these By-Laws, the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, shall govern all matters concerning the giving, voting or validity of proxies, as if the Trust were a Delaware corporation and the Shareholders were stockholders of a Delaware corporation.
Section 9.	INSPECTORS.  Before any meeting of Shareholders,
 the chairperson of the Board, or in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the
Trust, may appoint any person other than nominees for office to act as inspector at the meeting or any adjournment. If any person appointed as inspector fails to appear or fails or refuses to act, the chairperson of the Board, or in the absence of the chairperson of the Board, the president of the Trust, or in the absence of the president, any vice president or other authorized officer of the
Trust, shall appoint a person to fill the vacancy.  Such appointments may be made by such officers in person or by telephone.
The inspector shall:
(a)	determine the number of Shares and the voting power
 of each, the Shares represented at the meeting, the existence of a quorum and the authenticity, validity and effect of proxies;
(b)	receive votes or ballots;
(c)	hear and determine all challenges and questions in any way
 arising in connection with the right to vote;
(d)	count and tabulate all votes;
(e)	determine when the polls shall close;
(f)	determine the result of voting; and
(g)	do any other acts that may be proper to conduct the election or vote with fairness to all Shareholders.
ARTICLE III
TRUSTEES
Section 1.	VACANCIES.
(a)	Whenever a vacancy in the Board shall occur (by reason of death, resignation, removal, retirement, an increase in the authorized number of Trustees or other cause), until such vacancy is filled as provided herein or the number of authorized Trustees
constituting the Board of Trustees is decreased pursuant
 to Article IV, Section 1 of the Declaration of Trust,
 the Trustee(s) then in office, regardless of the number
 and even if less than a quorum, shall have all the powers
 granted to the Board and shall discharge all the duties
 imposed upon the Board by the Declaration of Trust and
 these By-Laws as though such number constitutes the
 entire Board.
(b)	Vacancies in the Board of Trustees may be
filled by not less than a majority vote of the Trustee(s)
 then in office, regardless of the number and even if less
 than a quorum and a meeting of Shareholders shall be called for the purpose of electing Trustees if required by the 1940 Act.
  Notwithstanding the above, whenever and for so long as the Trust is a participant in or otherwise has in effect a plan under which the Trust may be deemed to bear expenses of distributing its Shares as that practice is described in Rule 12b-1 under the 1940 Act, then the selection and nomination of each of the Trustees who is not an "interested person" (as that term is defined in the 1940 Act ) of the Trust, any Adviser or the principal underwriter of the Trust
(such Trustees are referred to herein as "disinterested Trustees"), shall be, and is, committed to the discretion of the disinterested Trustees remaining in office. In the event that all Trustee offices become vacant, an authorized officer of the Investment
 Adviser shall serve as the sole remaining Trustee effective upon the vacancy in the office of the last Trustee.  In such case, an authorized officer of the Investment Adviser, as
the sole remaining Trustee, shall, as soon as practicable,
 fill all of the vacancies on the Board; provided, however,
 that the percentage of Trustees who are disinterested
Trustees shall be no less than that permitted by the 1940 Act.
  Upon the qualification of such Trustees, the authorized
officer of the Investment Adviser shall resign as Trustee and a meeting of the Shareholders shall be called, as required
by the 1940 Act, for the election of Trustees.  An appointment of a Trustee may be made by the Trustees then in office in
anticipation of a vacancy to occur by reason of retirement,
 resignation, or removal of a Trustee, or an increase in
number of Trustees effective at a later date, provided
that said appointment shall become effective only at
the time or after the expected vacancy occurs.
Section 2.	PLACE OF MEETINGS AND MEETINGS BY
TELEPHONE; PROXIES.  All meetings of the Board may
be held at any place within or outside the State of
 Delaware that is designated from time to time by
the Board, the chairperson of the Board, or in the
 absence of the chairperson of the Board, the
president of the Trust, or in the absence of the
 president, any vice president or other authorized
officer of the Trust.  In the absence of such a
 designation, regular meetings shall be held at
the offices of the Trust.  Any meeting, regular
or special, may be held, with respect to one or
more participating Trustees, by conference telephone
 or similar communication equipment, so long as all
Trustees participating in the meeting can hear one
 another, and all such Trustees shall be deemed to
 be present in person at such meeting.  At all
 meetings of the Trustees, every Trustee shall be
entitled to vote by proxy, provided that such proxy
 shall, before or after such meeting, be delivered
to the secretary or other person responsible for
recording the proceedings of such meeting.  To the
extent permitted by the 1940 Act, a Trustee may
 provide any proxy through written, electronic,
telephonic, computerized, facsimile, telecommunications,
 telex or by any other form of communication.
Section 3.	REGULAR MEETINGS.  Regular meetings
 of the Board shall be held at such time and place
as shall from time to time be fixed by the Board,
the chairperson of the Board, or in the absence of
the chairperson of the Board, the president of the
 Trust, or in the absence of the president, any vice
 president or other authorized officer of the Trust.
  Regular meetings may be held without notice.
Section 4.	SPECIAL MEETINGS.  Special meetings
of the Board for any purpose or purposes may be called
 at any time by any Trustee, the chairperson of the Board,
 or in the absence of the chairperson of the Board, the
 president of the Trust, or in the absence of the president, any vice president or other authorized officer of the Trust.
Notice of the purpose, time and place of special meetings
 (or of the time and place for each regular meeting for
which notice is given) shall be given personally, sent by
 first-class mail, courier, cablegram or telegram, charges
 prepaid, or by facsimile or electronic mail, addressed to
 each Trustee at that Trustee's address as has been provided to the Trust for purposes of notice; PROVIDED, that, in case of a national, regional or local emergency or disaster,
which prevents such notice, such notice may be given by
any means available or need not be given if no means are
 available.  In case the notice is mailed, it shall be
 deemed to be duly given if deposited in the United States
 mail at least seven (7) days before the time the meeting is to be held.  In case the notice is given personally or is
given by courier, cablegram, telegram, facsimile or electronic mail, it shall be deemed to be duly given if delivered at
least twenty-four (24) hours before the time of the holding
of the meeting.  The notice need not specify the place of
the meeting if the meeting is to be held at the offices of
 the Trust.
Section 5.	WAIVER OF NOTICE.  Whenever notice is required
 to be given to a Trustee under this Article, a written waiver of notice signed by the Trustee, whether before or after the time notice is required to be given, shall be deemed equivalent to notice.  The waiver of notice need not specify the purpose of, or the business to be transacted at, the meeting.  All such waivers shall be filed with the records of the Trust or made a part of the minutes of the meeting.  Attendance of a Trustee at a meeting shall constitute a waiver of notice of such
meeting, except when the Trustee attends the meeting for
the express purpose of objecting at the beginning of the
meeting to the transaction of any business because the
meeting is not lawfully called or convened.
Section 6.	ADJOURNMENT.  A majority of the Trustees
 present at a meeting of the Board, whether or not a quorum
is present, may adjourn such meeting to another time and place.
  Any adjournment will not delay or otherwise affect the
effectiveness and validity of any business transacted at
 the meeting prior to adjournment.  At any adjourned meeting at which a quorum is present, any business may be transacted which might have been transacted at the meeting as originally called.
Section 7.	NOTICE OF ADJOURNMENT.  Notice of the time
and place of an adjourned meeting need not be given if the
time and place thereof are announced at the meeting at
which the adjournment is taken.  If the adjournment is
 for more than thirty (30) days after the date of the
original meeting, notice of the adjourned meeting shall
 be given to each Trustee.
Section 8.	COMPENSATION OF TRUSTEES.  Trustees may
receive from the Trust reasonable compensation for their
services and reimbursement of reasonable expenses as may
 be determined by the Board.  This Section 8 shall not be
construed to preclude any Trustee from serving the Trust
 in any other capacity as an officer, agent, employee,
or otherwise and receiving compensation and reimbursement
of expenses for those services.
Section 9.	CHAIRPERSON OF THE BOARD.  The Board of
Trustees may elect a Chairperson for the purpose of
presiding at meetings of the Board of Trustees
(the "Chairperson").  The Chairperson shall exercise
 and perform such other powers and duties as may be
 from time to time assigned to the Chairperson by
the Board of Trustees or prescribed by these By-Laws.
  The Chairperson may delegate their powers and duties
 to the trustees or officers of the Trust that the
Chairperson deems appropriate, provided that such
delegation is consistent with applicable legal and
 regulatory requirements.
ARTICLE IV
COMMITTEES
Section 1.	COMMITTEES OF TRUSTEES.  The Board
 may, by majority vote, designate one or more
committees of the Board, each consisting of two
(2) or more Trustees (or one (1) Trustee in the
case of a committee formed to consider a Shareholder
 demand pursuant to Article VII, Section 4 of the
Declaration of Trust), to serve at the pleasure of
the Board.  The Board may, by majority vote, designate
 one or more Trustees as alternate members of any such
committee who may replace any absent member at any meeting
 of the committee.  Any such committee, to the extent provided by the Board, shall have such authority as delegated to
 it by the Board from time to time, except with respect
 to:
(a)	the approval of any action which under the
Declaration of Trust, these By-Laws or applicable
law also requires Shareholder approval or requires
approval by a majority of the entire Board or certain
 members of the Board;
(b)	the filling of vacancies on the Board or on
 any committee thereof; provided however, that such
 committee may nominate Trustees to fill such
vacancies, subject to the Trust's compliance with
 the 1940 Act and the rules thereunder;
(c)	the amendment, restatement or repeal of
the Declaration of Trust or these By-Laws or the
 adoption of a new Declaration of Trust or new
By-Laws;
(d)	the amendment or repeal of any resolution
 of the Board; or
(e)	the designation of any other committee of
 the Board or the members of such committee.
Section 2.	MEETINGS AND ACTION OF BOARD COMMITTEES.
  Meetings and actions of any committee of the Board shall,
 to the extent applicable, be held and taken in the manner
 provided in Article IV of the Declaration of Trust
and Article III of these By-Laws, with such changes
 in the context thereof as are necessary to substitute
 the committee and its members for the Board and its
members, except that the time of regular meetings of
any committee may be determined either by the Board or
 by the committee.  Special meetings of any committee
may also be called by resolution of the Board or such
committee, and notice of special meetings of any
committee shall also be given to all alternate
 members who shall have the right to attend all
meetings of the committee.  The Board may from
time to time adopt other rules for the governance
 of any committee.
Section 3.	ADVISORY COMMITTEES.  The Board
may appoint one or more advisory committees
comprised of such number of individuals appointed
by the Board who may meet at such time, place and
upon such notice, if any, as determined by the Board.
  Such advisory committees shall have no power to
require the Trust to take any specific action.
ARTICLE V
OFFICERS
Section 1.	OFFICERS.  The officers of the Trust
 shall be a Chief Executive Officer - Investment Management, a Chief Executive Officer - Finance and Administration,
a President, a Secretary, a Chief Financial Officer and
Chief Accounting Officer, and a Treasurer.  The Trust may
 also have, at the discretion of the Board, one or more
vice presidents, one or more assistant vice presidents,
one or more assistant secretaries, one or more assistant
 treasurers, and such other officers, who shall have
such authority and perform such duties as are provided
in the Declaration of Trust, these By-Laws or as the
 Board, or to the extent permitted by the Board, as
the president, may from time to time determine.  Any
number of offices may be held by the same person,
except the offices of president and vice president.
Section 2.	APPOINTMENT OF OFFICERS.  The officers
 of the Trust shall be appointed by the Board, or to
the extent permitted by the Board, by the president,
and each shall serve at the pleasure of the Board, or
 to the extent permitted by the Board, at the pleasure
 of the president, subject to the rights, if any, of an
 officer under any contract of employment.
Section 3.	REMOVAL AND RESIGNATION OF OFFICERS.
Subject to the rights, if any, of an officer under any
 contract of employment, any officer may be removed,
 either with or without cause, by the Board or, to the
 extent permitted by the Board, by the president.
Any officer may resign at any time by giving written
 notice to the Trust.  Such resignation shall take
effect upon receipt unless specified to be effective
 at some later time and unless otherwise specified
in such notice, the acceptance of the resignation
shall not be necessary to make it effective.  Any
 resignation is without prejudice to the rights,
if any, of the Trust under any contract to which
the officer is a party.
Section 4.	VACANCIES IN OFFICES.  A vacancy
in any office because of death, resignation, removal,
 incapacity or other cause shall be filled in the
 manner prescribed in these By-Laws for regular
appointment to that office.
Section 5.	PRESIDENT.  Subject to such
supervisory powers, if any, as may be given by the
 Board of Trustees to the chairperson of the board,
 if there be such an officer, the president shall,
subject to the control of the Board of Trustees,
have general supervision, direction and control of
 the business and the officers of the Trust.
Section 6.	VICE PRESIDENTS.  In the absence,
resignation, removal, incapacity or death  of the
 president, the vice presidents, if any, in order
of their rank as fixed by the Board or if not ranked,
 a vice president designated by the Board, shall exercise
 all the powers and perform all the duties of, and be
 subject to all the restrictions upon, the president
until the president's return, his incapacity ceases
or a new president is appointed.  Each vice president
 shall have such other powers and perform such other
duties as from time to time may be prescribed by the
 Board or the president, or as provided in the
Declaration of Trust or these By-Laws.
Section 7.	SECRETARY.  The secretary shall
keep or cause to be kept at the offices of the
 Trust or such other place as the Board may direct
a book of minutes of all meetings and actions
(including consents) of the Board, committees of
the Board and Shareholders.  The secretary shall
 keep a record of the time and place of such meetings,
 whether regular or special, and if special,
 how authorized, the notice given, the names
of those present at Board meetings or committee
 meetings, the number of Shares present or
represented by proxy at Shareholders' meetings,
 and the proceedings.
The secretary shall cause to be kept at the
offices of the Trust or at the office of the
 Trust's transfer or other duly authorized
agent, a share register or a duplicate share
 register showing the names of all Shareholders
 and their addresses, the number, Series and
Classes (if applicable) of Shares held by each,
 the number and date of certificates, if any,
 issued for such Shares and the number and
 date of cancellation of every certificate
surrendered for cancellation.
The secretary shall give or cause to be
 given notice of all meetings of the
Shareholders and of the Board required by
 the Declaration of Trust, these By-Laws
or by applicable law to be given and shall
 have such other powers and perform such
other duties as may be prescribed by the
Board or the president of the Trust, or as
 provided in the Declaration of Trust or
these By-Laws.
Section 8.	TREASURER.  The Treasurer
shall be responsible for the general
supervision over the care and custody of
 the funds, securities, and other valuable
 effects of the Trust and shall deposit the
 same or cause the same to be deposited in
 the name of the Trust in such depositories
 as the Board of Trustees may designate;
shall disburse the funds of the Trust as
may be ordered by the Board of Trustees;
shall have supervision over the accounts
of all receipts and disbursements of the
Trust; disburse the funds of the Trust;
shall have the power and authority to
 perform the duties usually incident of
 his office and those duties as may be
 assigned to him from time to time by the
 Board or by the Chief Financial Officer
and Chief Accounting Officer; and shall
render to the Chief Financial Officer and
 Chief Accounting Officer and the Board,
whenever they request it, an account of
all of his transactions as Treasurer.
Section 9.	CHIEF EXECUTIVE OFFICER -
INVESTMENT MANAGEMENT.  The Chief Executive
 Officer - Investment Management shall be the
 principal executive officer with respect to
 the portfolio investments of the Trust, and
shall have such other powers and duties as
may be prescribed by the Board of Trustees
or these By-Laws.
Section 10.	CHIEF EXECUTIVE OFFICER -
FINANCE AND ADMINISTRATION.  The Chief
Executive Officer - Finance and Administration
 shall be the principal executive officer with
 respect to the financial accounting and
administration of the Trust, and shall have
such other powers and duties as may be
prescribed by the Board of Trustees or these
By-Laws.
Section 11.	CHIEF FINANCIAL OFFICER AND
CHIEF ACCOUNTING OFFICER.  The Chief Financial
Officer and Chief Accounting Officer shall,
whenever required by the Board of Trustees,
render or cause to be rendered financial
statements of the Trust; supervise the investment
 of its funds as ordered or authorized by the Board,
 taking proper vouchers therefor; provide assistance
 to the Audit Committee of the Board and report to such
 Committee as necessary; be designated as principal
accounting officer/principal financial officer for
purposes of ss. 32 of the 1940 Act, ss. 302 of the
Sarbanes Oxley Act of 2002 and ss. 6 of the Securities
 Act of 1933; shall keep and maintain or cause to be
 kept and maintained adequate and correct books and
records of accounts of the properties and business
transactions of the Trust (and every series and class thereof), including accounts of assets, liabilities, receipts,
 disbursements, gains, losses, capital retained earnings
 and shares; shall have the power and authority to perform
 the duties usually incident of his office and those duties as may be assigned to him from time to time by the Board; and shall render to the Chief Executive Officer -Finance and
 Administration and the Board, whenever they request
 it, an account of all of his transactions as Chief Financial
 Officer and Chief Accounting Officer and of the financial
 condition of the Trust.
ARTICLE VI
RECORDS AND REPORTS
Section 1.	MAINTENANCE AND INSPECTION OF SHARE REGISTER.
  The Trust shall keep at its offices or at the office of its transfer or other duly authorized agent, records of its
Shareholders, that provide the names and addresses of all
 Shareholders and the number, Series and Classes, if any,
of Shares held by each Shareholder.  Such records may be
 inspected during the Trust's regular business hours by
 any Shareholder, or its duly authorized representative,
 upon reasonable written demand to the Trust, for any
purpose reasonably related to such Shareholder's interest
 as a Shareholder.
Section 2.	MAINTENANCE AND INSPECTION OF DECLARATION
OF TRUST AND BY-LAWS.  The Trust shall keep at its offices
 the original or a copy of the Declaration of Trust and these
 By-Laws, as amended or restated from time to time, where they may be inspected during the Trust's regular business hours by any Shareholder, or its duly authorized representative, upon reasonable written demand to the Trust, for any purpose reasonably related to such Shareholder's interest as a Shareholder.
Section 3.	MAINTENANCE AND INSPECTION OF OTHER RECORDS.
  The accounting books and records and minutes of proceedings of the Shareholders, the Board, any committee of the Board
or any advisory committee shall be kept at such place or places designated by the Board or, in the absence of such designation, at the offices of the Trust.  The minutes shall be kept in
written form and the accounting books and records shall be
 kept either in written form or in any other form capable
 of being converted into written form.
If information is requested by a Shareholder, the Board,
 or, in case the Board does not act, the president, any
vice president or the secretary, shall establish reasonable
 standards governing, without limitation, the information
and documents to be furnished and the time and the location, if appropriate, of furnishing such information and documents.
  Costs of providing such information and documents shall
 be borne by the requesting Shareholder.  The Trust
 shall be entitled to reimbursement for its direct,
 out-of-pocket expenses incurred in declining
unreasonable requests (in whole or in part) for
 information or documents.
The Board, or, in case the Board does not act,
 the president, any vice president or the
 secretary, may keep confidential from Shareholders
 for such period of time as the Board or such officer,
 as applicable, deems reasonable any information that
 the Board or such officer, as applicable, reasonably
 believes to be in the nature of trade secrets or
 other information that the Board or such officer,
 as the case may be, in good faith believes would
not be in the best interests of the Trust to
disclose or that could damage the Trust or its
 business or that the Trust is required by law
or by agreement with a third party to keep
confidential.
Section 4.	INSPECTION BY TRUSTEES.
 Every Trustee shall have the absolute
right during the Trust's regular business
 hours to inspect all books, records, and
documents of every kind and the physical
properties of the Trust.  This inspection
by a Trustee may be made in person or by
 an agent or attorney and the right of
 inspection includes the right to copy
and make extracts of documents.
ARTICLE VII
GENERAL MATTERS
Section 1.	CHECKS, DRAFTS, EVIDENCE OF
 INDEBTEDNESS.  All checks, drafts, or other
 orders for payment of money, notes or other
evidences of indebtedness issued in the name
 of or payable to the Trust shall be signed
 or endorsed by such person or persons and
in such manner as the Board from time to time shall determine.
Section 2.	CONTRACTS AND INSTRUMENTS;
HOW EXECUTED.  The Board, except as otherwise
provided in the Declaration of Trust and these
By-Laws, may authorize any officer or officers
 or agent or agents, to enter into any contract
 or execute any instrument in the name of and on
 behalf of the Trust or any Series thereof and
 this authority may be general or confined to
specific instances.
Section 3.	CERTIFICATES FOR SHARES.  No
 certificate or certificates for Shares shall
be issued to Shareholders and no Shareholder
shall have the right to demand or require that
 a certificate for Shares be issued to it.
 The Trust shall adopt and use a system of
issuance, recordation and transfer of its
 shares by electronic or other means.
Section 4.	LOST CERTIFICATES.  No new
 certificate for Shares shall be issued to
 replace an old certificate that is surrendered
 to the Trust for cancellation.  In case any
Share certificate or certificate for any other
security is lost, stolen, or destroyed, such
 certificate shall be cancelled and the ownership
of an uncertificated Share shall be recorded
upon the books of the Trust, on such terms
and conditions as the Board may require,
 including a provision for indemnification
 of the Board and the Trust secured by a
 bond or other adequate security sufficient
 to protect the Trust and the Board against
 any claim that may be made against either,
 including any expense or liability on account
 of the alleged loss, theft, or destruction
 of the certificate.
Section 5.	REPRESENTATION OF SHARES OF
 OTHER ENTITIES HELD BY TRUST.  The Trust's
 president or any vice president or any other
 person authorized by the Board or by any of
 the foregoing designated officers, is authorized
 to vote or represent on behalf of the Trust, or
 any Series thereof, any and all shares of any
 corporation, partnership, trust, or other entity,
 foreign or domestic, standing in the name of the
Trust or such Series thereof.  The authority granted
 may be exercised in person or by a proxy duly
 executed by such authorized person.
Section 6.	TRANSFERS OF SHARES.  Shares are
 transferable, if authorized by the Declaration of
 Trust, only on the record books of the Trust by
 the Person in whose name such Shares are registered,
 or by his or her duly authorized attorney-in-fact
 or representative.  Upon receipt of proper transfer
 instructions from the registered owner of certificated
 Shares, and upon the surrender for cancellation of
 such certificates representing the number of Shares
 to be transferred with an assignment and power of
 transfer endorsed thereon or attached thereto,
duly executed, with such proof of the authenticity
 of the signature as the Trust or its agents may
 reasonably require, the Trust shall cancel the
 old certificate and record the transaction and
 ownership of uncertificated Shares upon the books
of the Trust.  Upon receipt of proper transfer
 instructions from the registered owner of
 uncertificated Shares, such uncertificated
 Shares shall be transferred on the record
 books to the Person entitled thereto.  The
 Trust, its transfer agent or other duly
 authorized agents may refuse any requested
transfer of Shares, or request additional
 evidence
 of authority to safeguard the assets or
 interests of the Trust or of its Shareholders,
 in  their sole discretion.  In all cases of
 transfer by an attorney-in-fact, the original
 power of attorney, or an official copy thereof
 duly certified, shall be deposited and remain
with the Trust, its transfer agent or other duly
 authorized agent.  In case of transfers by
executors, administrators, guardians or other
 legal representatives, duly authenticated
evidence of their authority shall be presented
 to the Trust, its transfer agent or other duly
authorized agent, and may be required to be
deposited and remain with the Trust, its transfer
 agent or other duly authorized agent.
Section 7.	HOLDERS OF RECORD.  The record
books of the Trust as kept by the Trust, its
transfer agent or other duly authorized agent,
 as the case may be, shall be conclusive as to
 the identity of the Shareholders of the Trust
and as to the number, Series and Classes, if any,
 of Shares held from time to time by each such
Shareholder.  The Trust shall be entitled to
treat the holder of record of any Share as the
 owner thereof and, accordingly, shall not be
 bound to recognize any equitable or other
 claim to or interest in such Share on the
 part of any other Person, whether or not
the Trust shall have express or other notice
 thereof.
Section 8.	FISCAL YEAR.  The fiscal year of
the Trust, and each Series thereof, shall be
determined by the Board.
Section 9.	HEADINGS; REFERENCES.  Headings
 are placed herein for convenience of reference
 only and shall not be taken as a part hereof or
 control or affect the meaning, construction or
 effect of this instrument.  Whenever the singular
 number is used herein, the same shall include
the plural; and the neuter, masculine and feminine
 genders shall include each other, as applicable.
 Any references herein to specific sections of the
 DSTA, the Code or the 1940 Act shall refer to such
 sections as amended from time to time or any successor
 sections thereof.
Section 10.	PROVISIONS IN CONFLICT WITH LAW OR
 REGULATIONS.
(a)	The provisions of these By-Laws are
 severable, and if the Board of Trustees shall
determine, with the advice of counsel, that any
 of such provisions is in conflict with the Declaration
 of Trust, the 1940 Act, the Code, the DSTA, or with
 other applicable laws and regulations, the conflicting
provision shall be deemed not to have constituted a
part of these By-Laws from the time when such
 provisions became inconsistent with such laws
or regulations; provided, however, that such
determination shall not affect any of the remaining
 provisions of these By-Laws or render invalid or
 improper any action taken or omitted prior to such
determination.
(b)	If any provision of these By-Laws shall be
held invalid or unenforceable in any jurisdiction,
such invalidity or unenforceability shall attach only
 to such provision in such jurisdiction and shall not
 in any manner affect such provision in any other
jurisdiction or any other provision of these By-Laws
in any jurisdiction.
ARTICLE VIII
AMENDMENTS
Section 1.	AMENDMENT BY SHAREHOLDERS.  These
By-Laws may be amended, restated or repealed or
new By-Laws may be adopted by the affirmative vote
of a majority of votes cast at a Shareholders' meeting
 called for that purpose and where a quorum of
Shareholders of the Trust is present.
Section 2.	AMENDMENT BY TRUSTEES.  These By-Laws
 may also be amended, restated or repealed or new By-Laws
 may be adopted by the Board, by a vote of the Board
 as set forth in Article IV, Section 3(c) of the
 Declaration of Trust.
Section 3.	OTHER AMENDMENT.  Subject to the
1940 Act, these By-Laws may also be amended pursuant to Article VIII, Section 2(a) of the Declaration of
 Trust and Section 3815(f) of the DSTA.

Original By-Laws adopted:  as of December 21, 1993
Amended and Restated By-Laws adopted:  as of October
 11, 2002
Second Amended and Restated By-Laws adopted: as of July 19, 2006
Third Amended and Restated By-Laws adopted:  as of
 October 18, 2006
Fourth Amended and Restated By-Laws adopted: as of May 18, 2018